Gains and losses on disposal and main changes in scope of consolidation - Depreciation (Details)					12 Months Ended
	Jul. 08, 2019	Jan. 31, 2019	Aug. 14, 2018	Jun. 05, 2018	Dec. 31, 2019
Customer-related intangible assets [member] | Basefarm Holding AS [member]
Disclosure of detailed information about business combination [line items]
Intangible assets, useful lives			15 years
Customer-related intangible assets [member] | Business and Decision [member]
Disclosure of detailed information about business combination [line items]
Intangible assets, useful lives				10 years
IFRS Trademarks [Member] | Basefarm Holding AS [member]
Disclosure of detailed information about business combination [line items]
Intangible assets, useful lives			5 years
IFRS Trademarks [Member] | Business and Decision [member]
Disclosure of detailed information about business combination [line items]
Intangible assets, useful lives				7 years
Other intangible assets [member] | Basefarm Holding AS [member]
Disclosure of detailed information about business combination [line items]
Intangible assets, useful lives			7 years
Other intangible assets [member] | Business and Decision [member]
Disclosure of detailed information about business combination [line items]
Intangible assets, useful lives				9 years
Bottom of range [member] | Customer-related intangible assets [member]
Disclosure of detailed information about business combination [line items]
Intangible assets, useful lives	12 years	12 years			3 years
Top of range [member] | Customer-related intangible assets [member]
Disclosure of detailed information about business combination [line items]
Intangible assets, useful lives	16 years	16 years			16 years